Discontinued Operations (Details 1) (USD $)	12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended	164 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Aug. 31, 2009 Predecessor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product sales						$ 175,705	$ 253,274	$ 374,137	$ 461,910	$ 812,235	$ 936,369	$ 2,078,545	$ 2,452,682	$ 3,428,882
Cost of sales						88,605	125,753	210,099	223,611	451,078	502,648	1,135,775	1,345,874	1,876,877
Gross profit (loss)						87,100	127,521	164,038	238,299	361,157	433,721	942,770	1,106,808	1,552,005
Operating income (loss)						4,965	38,249	6,713	59,661	(54,853)	23,492	(27,733)	(21,020)	(5,259,848)
Net loss	$ (33,091,855)	$ (35,819,461)	$ (35,899,538)	$ (35,777,584)	$ (21,474,469)	$ (4,136)	$ 11,353	$ (13,589)	$ 13,109	$ (73,062)	$ (28,406)	$ (113,330)	$ (126,919)	$ (3,460,325)